Assets held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Aug. 01, 2023	Jul. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 476,039			$ 352,340	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Trade and other receivables			$ 85,542
Cumulative foreign exchange loss		$ 6,636		$ 1,392

[1]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.